As filed with the Securities and Exchange Commission on January 5, 2018

Securities Act File No. 2-56978

Investment Company Act File No. 811-2661

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 70	☒
(Check appropriate box or boxes)

BLACKROCK ASIAN DRAGON FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Asian Dragon Fund, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On January 25, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Explanatory Note

This Post-Effective Amendment No. 69 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 70 under the Investment Company Act of 1940, as amended (the “1940 Act”)), to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Asian Dragon Fund, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 25, 2018, the effectiveness of the registration statement for the Registrant, filed in Post-Effective Amendment No. 67 on November 7, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 69 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Asian Dragon Fund, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 5th day of January, 2018.

BLACKROCK ASIAN DRAGON FUND, INC.

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	Director, President and Chief Executive Officer (Principal Executive Officer)	January 5, 2018
John M. Perlowski
/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	January 5, 2018
Neal J. Andrews

Susan J. Carter*	Director
Susan J. Carter

Collette Chilton*	Director
Collette Chilton

Neil A. Cotty*	Director
Neil A. Cotty

Rodney D. Johnson*	Director
Rodney D. Johnson

Cynthia A. Montgomery*	Director
Cynthia A. Montgomery

Joseph P. Platt*	Director
Joseph P. Platt

Robert C. Robb, Jr.*	Director
Robert C. Robb, Jr.

Mark Stalnecker*	Director
Mark Stalnecker

Kenneth L. Urish*	Director
Kenneth L. Urish

	Claire A. Walton*	Director
Claire A. Walton

	Frederick W. Winter*	Director
Frederick W. Winter

	Barbara G. Novick*	Director
Barbara G. Novick

*By:	/s/ Benjamin Archibald		January 5, 2018
Benjamin Archibald (Attorney-In-Fact)

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